Loans Measured at Amortized Cost	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Loans Measured at Amortized Cost
10. Loans Measured at Amortized Cost
10.1 Details of loans as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Loans measured at amortized cost	￦	477,066,990	￦	496,800,668
Deferred loan origination fees and costs		638,230		583,572
Less: Allowances for credit losses		(5,633,380)		(5,406,196)

	￦	472,071,840	￦	491,978,044

10.2 Details of loans to banks as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Loans measured at amortized cost	￦	9,830,773	￦	8,761,115
Less: Allowances for credit losses		(31,158)		(2,039)

	￦	9,799,615	￦	8,759,076

10.3 Details of loan types and customer types of loans to customers other than banks as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Retail		Corporate		Credit card		Total
Loans in Korean won	￦	188,109,614	￦	203,391,791	￦	—	￦	391,501,405
Loans in foreign currencies		5,978,891		26,954,295		—		32,933,186
Domestic import usance bills		—		3,790,808		—		3,790,808
Off-shore funding loans		—		626,058		—		626,058
Bills bought in Korean won		—		1,862		—		1,862
Bills bought in foreign currencies		—		2,379,270		—		2,379,270
Guarantee payments under acceptances and guarantees		—		16,930		—		16,930
Credit card receivables in Korean won		—		—		23,436,170		23,436,170
Credit card receivables in foreign currencies		—		—		42,304		42,304
Bonds purchased under repurchase agreements		—		4,967,067		—		4,967,067
Privately placed bonds		—		389,783		—		389,783
Factored receivables		7		62,602		—		62,609
Lease receivables		406,844		194,057		—		600,901
Loans for installment credit		6,327,692		798,402		—		7,126,094

		200,823,048		243,572,925		23,478,474		467,874,447

Proportion (%)		42.92		52.06		5.02		100.00
Less: Allowances for credit losses		(1,587,817)		(3,137,665)		(876,740)		(5,602,222)

	￦	199,235,231	￦	240,435,260	￦	22,601,734	￦	462,272,225

(In millions of Korean won)	December 31, 2025
	Retail		Corporate		Credit card		Total
Loans in Korean won	￦	195,458,599	￦	213,386,102	￦	—	￦	408,844,701
Loans in foreign currencies		6,139,413		26,054,287		—		32,193,700
Domestic import usance bills		—		3,576,639		—		3,576,639
Off-shore funding loans		—		959,102		—		959,102
Call Loans		—		450,000		—		450,000
Bills bought in Korean won		—		1,691		—		1,691
Bills bought in foreign currencies		—		2,611,182		—		2,611,182
Guarantee payments under acceptances and guarantees		—		5,414		—		5,414
Credit card receivables in Korean won		—		—		23,103,760		23,103,760
Credit card receivables in foreign currencies		—		—		31,326		31,326
Bonds purchased under repurchase agreements		—		8,084,671		—		8,084,671
Privately placed bonds		—		390,175		—		390,175
Factored receivables		3,563		77,811		—		81,374
Lease receivables		429,444		82,883		—		512,327
Loans for installment credit		6,853,732		923,331		—		7,777,063

		208,884,751		256,603,288		23,135,086		488,623,125

Proportion (%)		42.75		52.52		4.73		100
Less: Allowances for credit losses		(1,500,254)		(3,187,999)		(715,904)		(5,404,157)

	￦	207,384,497	￦	253,415,289	￦	22,419,182	￦	483,218,968

10.4 Changes in deferred loan origination fees and costs for the years ended December 31, 2024 and 2025, are as follows:
(In millions of Korean won)

	2024
	Beginning		Increase		Decrease		Others		Ending
Deferred loan origination costs
Loans in Korean won	￦	623,493	￦	464,364	￦	(406,506)	￦	—	￦	681,351
Others		76,997		73,259		(57,159)		3,886		96,983

		700,490		537,623		(463,665)		3,886		778,334

Deferred loan origination fees
Loans in Korean won		37,002		44,345		(27,267)		—		54,080
Others		72,244		42,950		(38,031)		8,861		86,024

		109,246		87,295		(65,298)		8,861		140,104

	￦	591,244	￦	450,328	￦	(398,367)	￦	(4,975)	￦	638,230

(In millions of Korean won)

	2025
	Beginning		Increase		Decrease		Others		Ending
Deferred loan origination costs
Loans in Korean won	￦	681,351	￦	341,642	￦	(374,539)	￦	—	￦	648,454
Others		96,983		75,892		(81,149)		(2,661)		89,065

		778,334		417,534		(455,688)		(2,661)		737,519

Deferred loan origination fees
Loans in Korean won		54,080		29,801		(28,075)		—		55,806
Others		86,024		64,839		(50,861)		(1,861)		98,141

		140,104		94,640		(78,936)		(1,861)		153,947

	￦	638,230	￦	322,894	￦	(376,752)	￦	(800)	￦	583,572